PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 324,051	$ 314,650
Less accumulated depreciation and amortization	129,311	125,570
Total premises and equipment	194,740	189,080
Depreciation	13,300	12,900	$ 14,100
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	48,575	49,016
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	162,423	157,620
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	72,580	69,855
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	32,060	32,515
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,413	$ 5,644